Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expense for operating leases	$ 16	$ 15	$ 16
Minimum payments for operating leases having initial or remaining non-cancelable terms
2013	14
2014	13
2015	12
2016	10
2017	10
Thereafter	36
Total	$ 95